Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Text Block1 [Abstract]
Summary of Plans and Analysis of Total Charge by Type of Award
Year ended 31 March	2019 £m	2018 £m	2017 £m
Employee Saveshare Plans	38	42	40
Executive Share Plans:
Incentive Share Plan (ISP)	6	16	–
Deferred Bonus Plan (DBP)	6	4	9
Retention Share Plan (RSP)	17	21	8
Other plans	–	1	–
	67	84	57

Movements in Employee Saveshare Options

Movements in Employee Saveshare options are shown below.

	Movement in the number of share options			Weighted average exercise price
Year ended 31 March	2019 millions	2018 millions	2017 millions	2019 pence	2018 pence	2017 pence
Outstanding at 1 April	175	189	197	306	313	287
Granted	80	69	44	175	250	362
Forfeited	(44)	(41)	(18)	298	328	345
Exercised	(1)	(30)	(33)	247	169	208
Expired	(20)	(12)	(1)	294	353	345
Outstanding at 31 March	190	175	189	254	306	313
Exercisable at 31 March	–	–	–	249	320	237

Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans

The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2019.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share		Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life
2019	319p – 397p		333	p	40	10 months
2020	243p – 376p		305	p	34	22 months
2021	170p – 353p		232	p	43	34 months
2022	243	p	243	p	29	46 months
2023	170	p	170	p	43	58 months
Total			254	p	189	34 months

Movements in Executive Share Plan Awards

Movements in executive share plan awards during 2018/19 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total
At 31 March 2018	54	6	12	72
Awards granted	33	4	7	44
Awards vested	—	(1)	(7)	(8)
Awards lapsed	(18)	(1)	(1)	(20)
Dividend shares reinvested	5	—	—	5
At 31 March 2019	74	8	11	93

Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP

The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2018/19, 2017/18 and 2016/17.

			2019			2018		2017
Year ended 31 March	Employee Saveshare		ISP		Employee Saveshare	ISP	Employee Saveshare	ISP
Weighted average fair value	41	p	156	p	56p	202p	72p	328p
Weighted average share price	208	p	211	p	296p	281p	422p	426p
Weighted average exercise price of options granted	175	p	n/a		250p	n/a	362p	n/a
Expected dividend yield	3.47% – 3.83%		n/a		3.12% – 3.21%	n/a	2.9% – 3.4%	n/a
Risk free rates	0.74% – 1.07%		0.7%		0.1% – 0.2%	0.2%	0.5% – 0.8%	0.6%
Expected volatility	23.3% – 25.8%		23.5%		23.1% – 24.3%	23.6%	19.0% – 21.5%	21.8%